LONG-TERM DEBT - Bank credit facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 03, 2021 USD ($)
Long-term debt
Assets carrying value	$ 10,735.0		$ 9,843.9
Credit facility drawn amount	1,986.8				$ 790.7
Amount outstanding	6,480.0		5,727.6		$ 5,899.4
Videotron
Long-term debt
Notional amount						$ 800.0
TVA Group | Interest Free Unsecured Loan [Member]
Long-term debt
Notional amount	25.0
Parent Company
Long-term debt
Assets carrying value	3,107.5		4,784.8
Parent Company | Bank credit facility
Long-term debt
Assets carrying value	1,255.7		1,130.2
Parent Company | Secured revolving credit facility maturing in July 2020
Long-term debt
Notional amount	300.0
Parent Company | Secured revolving credit facility maturing in July 2022
Long-term debt
Credit facility drawn amount		$ 0.0		$ 0.0
Subsidiaries | Videotron | Bank credit facility
Long-term debt
Assets carrying value	8,900.3		8,114.0
Subsidiaries | Videotron | Secured revolving credit facility
Long-term debt
Amount outstanding	285.0		0.0
Subsidiaries | Videotron | Secured revolving credit facility maturing in July 2023
Long-term debt
Notional amount	1,500.0
Subsidiaries | TVA Group | Secured revolving credit facility
Long-term debt
Amount outstanding	12.0		$ 27.1
Subsidiaries | TVA Group | Secured revolving credit facility maturing in February 2020
Long-term debt
Notional amount	$ 75.0